Fair Value Measurements- Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - Fair value measurements, recurring - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets, Fair Value Disclosure [Abstract]
Money market funds	$ 9,860	$ 87,252
Total assets	9,860	87,252
Liabilities, Fair Value Disclosure [Abstract]
Warrants liabilities	19	114
Total Liabilities	19	114
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets, Fair Value Disclosure [Abstract]
Money market funds	9,860	87,252
Total assets	9,860	87,252
Liabilities, Fair Value Disclosure [Abstract]
Warrants liabilities	0	0
Total Liabilities	0	0
Significant Other Observable Inputs (Level 2)
Assets, Fair Value Disclosure [Abstract]
Money market funds	0	0
Total assets	0	0
Liabilities, Fair Value Disclosure [Abstract]
Warrants liabilities	0	0
Total Liabilities	0	0
Significant Unobservable Inputs (Level 3)
Assets, Fair Value Disclosure [Abstract]
Money market funds	0	0
Total assets	0	0
Liabilities, Fair Value Disclosure [Abstract]
Warrants liabilities	19	114
Total Liabilities	$ 19	$ 114